                                              Rule 497(j)
                                              Reg. No. 33-54697

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Municipal Trust, Series 186 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                  NATIONAL MUNICIPAL TRUST
                                  SERIES 186
                                  (Registrant)

                                  By:  Prudential Investment Management
                                       Services LLC

                                       Richard R. Hoffmann
                                       Vice President
                                       Authorized Signatory

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549